UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [X];         Amendment Number:
This Amendment (Check only one):     [X] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Carmignac Gestion
Address:   24 place Vendome
           75001 Paris, France

Form 13F File Number:     28-15450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cyril Billioud
Title:     Head of Legal Department
Phone:     33 (0) 1.70.92.33.67

Signature, Place and Date of Signing:

/s/ Cyril Billioud                     Paris, France     March 27, 2013
----------------------------------     -------------     --------------
   [Signature]                         [City, State]         [Date]

Report Type (Check only one):

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                                   0

Form 13F Information Table Entry Total:                             28

Form 13F Information Table Value Total:                    $12,035,290
                                                           (thousands)

List of Other Included Managers:  NONE

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

                                                                 Shares or
                               Title of                Value     Principal    SH/  PUT/  Investment   Other      Voting Authority
Name of Issuer                  Class       Cusip     (x$1,000)    Amount     PRN  CALL  Discretion  Managers   Sole  Shared  None
-------------------------      --------     -----     ---------  ----------   ---  ----  ----------  --------   ----  ------  ----
ANADARKO PETROLEUM CORP         COM       032511107  1,157,809   15,580,800   SH            SOLE             15,580,800
ANHEUSER-BUSCH INBEV NV         ADR       20441W203    509,879   12,142,879   SH            SOLE             12,142,879
BAIDU INC                       ADR       056752108    565,777    5,641,407   SH            SOLE              5,641,407
BANCO SANTANDER SA              ADR       40053C105    338,531   20,922,800   SH            SOLE             20,922,800
BANK OF AMERICA CORP            COM       060505104    597,915   51,500,000   SH            SOLE             51,500,000
CELGENE CORP                    COM       151020104    367,985    4,689,500   SH            SOLE              4,689,500
CHECK POINT SOFTWARE
 TECHNOLOG                      COM       M22465104    322,858    6,777,046   SH            SOLE              6,777,046
CIA BRASILEIRA DE DISTRIBUICAO  ADR       20440T201    340,439    7,669,280   SH            SOLE              7,669,280
CME GROUP INC/IL                COM       12572Q105    182,599    3,603,700   SH            SOLE              3,603,700
CORE LABORATORIES NV            COM       N22717107    416,581    3,811,004   SH            SOLE              3,811,004
CREDICORP LTD                   COM       G2519Y108    326,794    2,229,764   SH            SOLE              2,229,764
ENSCO PLC                       CL A      G3157S106    364,459    6,148,100   SH            SOLE              6,148,100
FOMENTO ECONOMICO MEXICANO SAB  ADR       344419106    109,912    1,091,479   SH            SOLE              1,091,479
GOLDCORP INC                    COM       380956409    645,199   17,580,357   SH            SOLE             17,580,357
HALLIBURTON CO                  COM       406216101    545,792   15,733,400   SH            SOLE             15,733,400
INTERCONTINENTALEXCHANGE INC    COM       45865V100    224,091    1,809,958   SH            SOLE              1,809,958
KINROSS GOLD CORP               COM NO
                                PAR       496902404    120,685   12,416,200   SH            SOLE             12,416,200
LAS VEGAS SANDS CORP            COM       517834107    676,942   14,665,113   SH            SOLE             14,665,113
LYONDELLBASELL INDUSTRIES NV    CL A      N53745100    396,285    6,941,400   SH            SOLE              6,941,400
MEAD JOHNSON NUTRITION CO       COM       582839106    244,538    3,711,303   SH            SOLE              3,711,303
MICROSOFT CORP                  COM       594918104    480,107   17,975,000   SH            SOLE             17,975,000
NEWMONT MINING CORP             COM       651639106    325,461    7,008,200   SH            SOLE              7,008,200
POTASH CORP OF SASKATCHEWAN IN  COM       73755L107    436,034   10,716,000   SH            SOLE             10,716,000
RANDGOLD RESOURCES LTD          ADR       752344309    388,615    3,917,000   SH            SOLE              3,917,000
SCHLUMBERGER LTD                COM       806857108    555,102    8,010,296   SH            SOLE              8,010,296
SILVER WHEATON CORP             COM       828336107    502,125   13,917,000   SH            SOLE             13,917,000
YAMANA GOLD INC                 COM       98462Y100    110,123    6,398,774   SH            SOLE              6,398,774
YUM! BRANDS INC                 COM       988498101    782,652   11,786,922   SH            SOLE             11,786,922

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